Significant Accounting Policies, Recent Accounting Pronouncements (Details) $ in Thousands	Dec. 31, 2017 USD ($)
ASU 2014-09 [Member] | Accumulated Deficit [Member] | Plan [Member]
Recent Accounting Pronouncements [Abstract]
Estimated effect of change on opening balance	$ (300)